File No. 33-44254

811-6490

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

 Pre-Effective Amendment No.  [__]

 Post-Effective Amendment No. 72  [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

 Amendment No. 72  [X]

(Check appropriate box or boxes.)

Dreyfus Premier Investment Funds, Inc.

(Exact Name of Registrant as Specified in Charter)

c/o The Dreyfus Corporation

200 Park Avenue, New York, New York 10166

(Address of Principal Executive Offices) (Zip Code)

 Registrant's Telephone Number, including Area Code: (212) 922-6000

Janette Farragher, Esq.

200 Park Avenue

New York, New York 10166

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

  X__ immediately upon filing pursuant to paragraph (b)

 _____ on (date) pursuant to paragraph (b)

 _____ (days) days after filing pursuant to paragraph (a)(1)

 _____ on (date) pursuant to paragraph (a)(1)

 _____ (days) days after filing pursuant to paragraph (a)(2)

 _____ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

 _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

 Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 18th day of March, 2013.

Dreyfus Premier Investment Funds, Inc.

BY:	/s/ Bradley J. Skapyak*
Bradley J. Skapyak, President

 Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ Bradley J. Skapyak*	President (Principal Executive Officer)	03/18/2013
Bradley J. Skapyak
/s/ James Windels*	Treasurer (Principal Financial and Accounting Officer)	03/18/2013
James Windels
/s/ Joseph S. DiMartino*	Chairman of the Board	03/18/2013
Joseph S. DiMartino
/s/ Peggy C. Davis*	Board Member	03/18/2013
Peggy C. Davis
/s/ David P. Feldman*	Board Member	03/18/2013
David P. Feldman
/s/ Ehud Houminer*	Board Member	03/18/2013
Ehud Houminer
/s/ Lynn Martin*	Board Member	03/18/2013
Lynn Martin
/s/ Robin A. Melvin*	Board Member	03/18/2013
Robin A. Melvin
/s/ Martin Peretz*	Board Member	03/18/2013
Martin Peretz
/s/ Philip L. Toia*	Board Member	03/18/2013
Philip L. Toia

*BY:	/s/ Janette Farragher
Janette Farragher Attorney-in-Fact

DREYFUS PREMIER INVESTMENT FUNDS, INC.

                                                                           INDEX OF EXHIBITS

EX-101.SCH – Taxonomy
EX-101.INS – Instance Document
EX-101.CAL – Calculation Linkbase
EX-101.PRE – Presentation Linkbase
EX-101.DEF – Definition Linkbase
EX-101.LAB – Label Linkbase